Intangible Assets (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	May 31, 2020	May 31, 2019
Amortization expense	$ 212,343	$ 154,218	$ 211,067	$ 85,677
Termination of Franchise Agreement [Member]
Impairment loss	$ 213,923